Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 20, 2011	Dec. 31, 2015	Dec. 31, 2014	Aug. 16, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available for sale		$ 17,400	$ 18,000
Available-for-sale securities, current portion		400	400
Fair Value, Discount Amount, Available for sales securities		$ 3,200	3,300
Payment to option holder, percentage of EBITDA		1.00%
Contingent consideration, liability for payments to option holder, current		$ 900
Contingent consideration, liability for payments to option holder, noncurrent		2,700	2,900
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, gross		21,400
Investment available for sale		$ 17,839	18,357
Debt security, interest rate		7.50%
Merger earnout			$ 75
Kansas Star
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payment to option holder, percentage of EBITDA	1.00%
Senior Notes | 8.375% Senior Notes due 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated interest rate				8.375%
Senior Notes | 8.375% Senior Notes due 2018 | Peninsula
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated interest rate		8.375%	8.38%	8.375%